Subsequent events (Details) R$ in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Jan. 03, 2022 BRL (R$)	Nov. 01, 2021 shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Feb. 28, 2022 BRL (R$)
Subsequent events
Number of shares repurchased				1,480,061
PGS and Mentes do Amanha
Subsequent events
Purchase consideration paid | R$					R$ 15,000
Repurchase Program | Class A common shares
Subsequent events
Number of shares repurchased		1,172,991
Loan Liquidation | Arco Educacao S.A.
Subsequent events
Payment of full amount of loan agreement through subsidiary | R$	R$ 201,883
Shares repurchase transactions | Repurchase Program | Class A common shares
Subsequent events
Number of shares repurchased			338,718
Value of shares repurchased | $			$ 6.6